SCHEDULE OF TERM DEPOSITS MAINTAINED AT BANKS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
US$ denominated bank deposits with financial institutions in the PRC	$ 30,521	¥ 222,783	¥ 545,368
CHINA
US$ denominated bank deposits with financial institutions in the PRC		¥ 222,783	¥ 545,368